Condensed Financial Information of the Parent Company (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, general and administrative expenses	$ 87,365	$ 41,980	$ 37,481
Total operating expenses	108,689	49,534	45,311
Loss from operations	(45,417)	(504)	(3,695)
Other expense	13	100	(174)
Interest income	1,183	731	1,155
Gain on disposal of subsidiary	0	2,461	0
Net income (loss)	25,807	(596)	(1,416)
Other comprehensive income (loss), net of tax of nil
Total comprehensive loss	32,714	(8,610)	(5,260)
Parent Company
Selling, general and administrative expenses	4,267	5,434	1,813
Total operating expenses	4,267	5,434	1,813
Loss from operations	(4,267)	(5,434)	(1,813)
Other expense	0	0	(5,053)
Interest income	145	382	413
Equity earnings of subsidiaries, net of tax	29,929	2,118	5,037
Gain on disposal of subsidiary	0	2,338	0
Net income (loss)	25,807	(596)	(1,416)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	6,907	(8,014)	(3,844)
Total comprehensive loss	$ 32,714	$ (8,610)	$ (5,260)